Concentrations of Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations of Risk

14. Concentrations of Risk

The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.

For the years ended December 31, 2022 and 2021, three and two customers, respectively, accounted for 100% of revenue recognized in the period.

As of December 31, 2022 one customer accounted for 100% of accounts receivable. There were no customer concentrations in the prior year, as there was no accounts receivable as of December 31, 2021.